Restatement of Financial Statements (Details) - Schedule of Balance Sheet - USD ($)	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Jan. 06, 2021	Dec. 31, 2020	Jun. 23, 2020
Balance Sheet
Total assets	$ 7,025,555			$ 173,087
Liabilities and Equity [Abstract]
Total current liabilities	7,846,134			176,567
Total liabilities	7,846,134			176,567
Stockholders' Equity:
Common stock - $0.001 par value	1			1
Additional paid-in capital	4			4
Accumulated Deficit	(820,584)			(3,480)
Total stockholders' equity	(820,579)			(3,480)
Total liabilities and stockholders' equity	$ 7,025,555			$ 173,087
GOOD WORKS ACQUISITION CORP. [Member]
Balance Sheet
Total assets		$ 170,407,906				$ 171,601,077
Liabilities and Equity [Abstract]
Total current liabilities		918,867				129,388
Total liabilities		1,118,269				252,458
Stockholders' Equity:
Preferred stock
Common stock - $0.001 par value		4,478				4,843
Additional paid-in capital		1,451,170				5,102,198
Accumulated Deficit		(2,166,011)				(107,031)
Total stockholders' equity		(710,363)	$ 333,108			5,000,010
Total liabilities and stockholders' equity		$ 170,407,906				171,601,077
As Previously Reported | GOOD WORKS ACQUISITION CORP. [Member]
Balance Sheet
Total assets						171,601,077
Liabilities and Equity [Abstract]
Total current liabilities						129,388
Warrant liabilities						9,167,678
Total liabilities						9,297,066
Common stock, $0.001 par value; shares subject to possible redemption						157,304,001
Stockholders' Equity:
Preferred stock
Common stock - $0.001 par value						5,748
Additional paid-in capital						3,882,343
Accumulated Deficit						1,111,919
Total stockholders' equity						5,000,010
Total liabilities and stockholders' equity						171,601,077
Restatement Adjustment | GOOD WORKS ACQUISITION CORP. [Member]
Balance Sheet
Total assets
Liabilities and Equity [Abstract]
Total current liabilities
Warrant liabilities						(9,044,608)
Total liabilities						(9,044,608)
Common stock, $0.001 par value; shares subject to possible redemption						9,044,608
Stockholders' Equity:
Preferred stock
Common stock - $0.001 par value						(905)
Additional paid-in capital						1,219,855
Accumulated Deficit						(1,218,950)
Total stockholders' equity
Total liabilities and stockholders' equity
As Restated [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Balance Sheet
Total assets						171,601,077
Liabilities and Equity [Abstract]
Total current liabilities						129,388
Warrant liabilities						123,070
Total liabilities						252,458
Common stock, $0.001 par value; shares subject to possible redemption						166,348,609
Stockholders' Equity:
Preferred stock
Common stock - $0.001 par value						4,843
Additional paid-in capital						5,102,198
Accumulated Deficit						(107,031)
Total stockholders' equity						5,000,010
Total liabilities and stockholders' equity						$ 171,601,077